INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of income taxes provision (benefit)

	December 31,	December 31,
	2023	2022
Deferred tax assets (liability)
Startup/Organization Expenses	$549,352	$347,666
Total deferred tax assets (liability)	549,352	347,666
Valuation Allowance	(549,352)	(347,666)
Deferred tax assets (liability)	$—	$—

Schedule of company's net deferred tax assets and liabilities

	December 31,	December 31,
	2023	2022
Federal
Current	$72,824	$250,739
Deferred	(201,686)	(345,278)
State and Local
Current	—	—
Deferred	—	—
Change in valuation allowance	201,686	345,278
Income tax provision	$72,824	$250,739

Schedule of reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate

	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of forward purchase agreement	(5.13)%	0.0%
Transaction costs allocated to warrants	(2.46)%	0.0%
Change in fair value of over-allotment option liability	0.0%	0.0%
Fines and penalties	(0.01)%	0.0%
Valuation allowance	(20.97)%	(76.5)%
Income tax provision	(7.57)%	(55.5)%